Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 - Property and equipment, net

The following table presents the changes in property and equipment for the year ended December 31

		Opening		Accumulated
2025	Useful Lives	balance	Additions	Depreciation	Net
Computer equipment	3 years	$593,357	$139,997	$291,671	$441,683
Office equipment	3 years	-	7,199	3,915	3,284
		$593,357	$147,196	$295,586	$444,967

		Opening		Accumulated
2024	Useful Lives	balance	Additions	Depreciation	Net
Computer equipment	3 years	$127,148	$758,936	$292,727	$593,357
Office equipment	3 years	-	2,878	2,878	-
		$127,148	$761,814	$295,605	$593,357

Depreciation expense for the years ended December 31, 2025 and 2024 was $295,586 and $163,748, respectively, and was recorded in the “Depreciation and amortization” caption on the consolidated statements of operations.

At December 31, 2025, and 2024, the Company’s property, plant and equipment had no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the years ended December 31, 2025, and 2024.